STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock (Details) - $ / shares	Jun. 30, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 14, 2022	Dec. 31, 2021
Stockholders Equity
Common shares, shares authorized (in shares)	50,000,000		50,000,000		50,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares outstanding (in shares)	3,251,000		3,251,000		2,875,000
Shares subject to possible redemption				11,500,000
Shares subject to forfeiture					375,000
Founder Shares [Member]
Stockholders Equity
Common shares, shares outstanding (in shares)	2,875,000		2,875,000		2,875,000
Over-allotment Units
Stockholders Equity
Shares subject to forfeiture					375,000
Private placement units
Stockholders Equity
Common shares, shares outstanding (in shares)	376,000		376,000
Common Stock Subject To Possible Redemption [Member]
Stockholders Equity
Common shares, shares outstanding (in shares)			11,500,000
Shares subject to possible redemption	770,221		11,500,000